Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

	As of December 31,
	2012	2011
	(In $ millions)
Land	49	56
Land improvements	45	41
Buildings and building improvements	675	636
Machinery and equipment	3,760	3,514
Construction in progress	327	338
Gross asset value	4,856	4,585
Accumulated depreciation	(1,506)	(1,316)
Net book value	3,350	3,269

Schedule of Assets Under Capital Leases
Assets under capital leases, net, included in the amounts above are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Buildings	34	33
Machinery and equipment	290	274
Accumulated depreciation	(122)	(96)
Net book value	202	211

Schedule of Capitalized Interest and Depreciation Expense	Capitalized interest costs and depreciation expense are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capitalized interest	7	4	2
Depreciation expense	261	232	195